Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - Level 3 [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dori Energy Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 8,495	€ 8,745
Total income recognized in other comprehensive income	243	799
Grant of loan	128	335
Repayment Of Financial Assets	(149)	(2,259)
Foreign Currency translation adjustments		875
Capital notes	6,053
Current maturities	(2,665)
Balance as at Ending	0	8,495
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	(20,894)
Balance as at Beginning		10,238
Total income recognized in other comprehensive income	(40,643)	(31,132)
Balance as at Ending	€ (61,537)
Balance as at Ending		€ (20,894)